NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 02, 2015	Feb. 01, 2013	Aug. 15, 2012	Apr. 25, 2012	Jan. 31, 2017	Jan. 31, 2016	Apr. 30, 2016	Apr. 30, 2015	Oct. 31, 2016	May 08, 2015	Oct. 09, 2014
Accrued interest					$ 307,415		$ 276,477
Accrued interest payable on convertible notes payable					$ 137,879		$ 112,058
Common stock, par value					$ 0.001		$ 0.001	$ 0.001
Common stock issued for RCP					452,000,000
Common stock issued for settlement, Shares									7,000,000
Proceeds from convertible notes payable					$ 84,782
Discount in settlement for claims					50.00%
Conversion of principal amount					$ 56,100
Convertible Notes Payable [Member]
Accrued interest							112,058	77,630			$ 1,650,000
New notes issued	120,000	150,000	100,000	1,500,000
Note due date	Mar. 01, 2013	Feb. 01, 2014	Oct. 31, 2013	Jul. 31, 2013
Note interest rste	1.87%	20.00%		10.00%
Computed interest		$ 30,000	$ 20,000	$ 150,000
Conversion price		$ 0.20	$ 0.20	$ 0.20						$ 0.01
Placement fees			20.00%
Warrent issued		150,000	120,000
Warrent issued value		$ 16,103	$ 14,232
Increase to debt discount	$ 30,000	$ 16,103	$ 14,232
Warrent exercise price		$ 0.20	$ 0.30
Converted notes into shares										194,999,999
loss on extinguishment of debt										$ 975,000
Issue of shares	300,000
Note secured by common stock	900,000
Common stock, par value	$ 0.10
Note Payable [Member]
Accrued interest							$ 276,477	$ 235,227
Convertible Notes Payable One [Member]
Accrued interest											120,000
Convertible Notes Payable Two [Member]
Accrued interest											$ 180,000